UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH INCOME FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48486-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND

April 30, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (69.8%)

            CONSUMER DISCRETIONARY (9.8%)
            -----------------------------
            ADVERTISING (0.3%)
$   6,784   Clear Channel Communications, Inc. (a)             3.89%     1/28/2016     $      5,487
                                                                                       ------------
            APPAREL RETAIL (0.3%)
    5,000   Limited Brands, Inc.                               6.95      3/01/2033            4,875
                                                                                       ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    4,238   Kellwood Co. (b)                                  12.88     12/31/2014            2,723
                                                                                       ------------
            AUTO PARTS & EQUIPMENT (0.1%)
    1,284   Federal-Mogul Corp. (a)                            2.18     12/29/2014            1,247
      655   Federal-Mogul Corp. (a)                            2.18     12/28/2015              637
                                                                                       ------------
                                                                                              1,884
                                                                                       ------------
            BROADCASTING (0.3%)
    3,000   LBI Media, Inc. (c)                                8.50      8/01/2017              788
    5,000   Univision Communications, Inc. (c)                 8.50      5/15/2021            4,950
                                                                                       ------------
                                                                                              5,738
                                                                                       ------------
            CABLE & SATELLITE (1.6%)
    5,000   Atlantic Broadband Finance, LLC (a)                9.75     10/03/2019            5,010
    5,000   Cablevision Systems Corp.                          8.00      4/15/2020            5,412
    6,000   CCO Holdings, LLC                                  6.63      1/31/2022            6,315
    5,000   Cequel Communications Holdings I, LLC and
              Cequel Capital Corp. (c)                         8.63     11/15/2017            5,413
    5,000   Mediacom, LLC (c)                                  7.25      2/15/2022            5,100
                                                                                       ------------
                                                                                             27,250
                                                                                       ------------
            CASINOS & GAMING (4.6%)
    5,000   Boyd Gaming Corp.                                  7.13      2/01/2016            4,888
    1,941   Caesar's Entertainment Operating Co., Inc. (a)     5.49      1/28/2015            1,781
    6,025   Caesar's Entertainment Operating Co., Inc.        10.00     12/15/2018            4,549
    4,000   Caesars Operating Escrow, LLC (c)                  8.50      2/15/2020            4,150
    6,000   Chester Downs & Marina, LLC (c)                    9.25      2/01/2020            6,345
    8,000   CityCenter Holdings, LLC                           7.63      1/15/2016            8,540
    3,349   CityCenter Holdings, LLC                          10.75      1/15/2017            3,742
    1,500   Eldorado Resorts, LLC (c)                          8.63      6/15/2019            1,425
    2,185   Inn of the Mountain Gods Resort & Casino
              (b),(c)                                          1.25     11/30/2020            1,426
      682   Inn of the Mountain Gods Resort & Casino (c)       8.75     11/30/2020              673
    5,620   Isle of Capri Casinos, Inc.                        7.00      3/01/2014            5,662
    3,000   Jacobs Entertainment, Inc.                         9.75      6/15/2014            2,970
    6,000   Marina District Finance Co., Inc.                  9.88      8/15/2018            5,790
    5,000   MGM Resorts International (c)                      8.63      2/01/2019            5,463
    5,025   MTR Gaming Group, Inc. (c)                        11.50      8/01/2019            5,063
    5,000   Pinnacle Entertainment, Inc.                       8.75      5/15/2020            5,500
    5,000   Revel Entertainment, LLC (a)                       9.00      2/17/2017            4,867
    2,000   Shingle Springs Tribal Gaming Auth. (c)            9.38      6/15/2015            1,465
    3,000   Snoqualmie Entertainment Auth. (c)                 4.53(d)   2/01/2014            2,880

================================================================================

1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,000   Snoqualmie Entertainment Auth. (c)                 9.13%     2/01/2015     $      1,015
                                                                                       ------------
                                                                                             78,194
                                                                                       ------------
            DEPARTMENT STORES (0.4%)
    3,200   Dillard's, Inc.                                    7.13      8/01/2018            3,392
    2,100   May Department Stores Co.                          7.88      8/15/2036            2,347
                                                                                       ------------
                                                                                              5,739
                                                                                       ------------
            HOMEBUILDING (0.6%)
    5,000   KB Home                                            8.00      3/15/2020            4,875
    5,000   Taylor Morrison Communities, Inc. (c)              7.75      4/15/2020            5,087
                                                                                       ------------
                                                                                              9,962
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.5%)
    5,000   AMC Entertainment, Inc.                            8.75      6/01/2019            5,356
    1,000   Live Nation Entertainment, Inc. (c)                8.13      5/15/2018            1,060
    2,000   Production Resource Group (c)                      8.88      5/01/2019            1,665
                                                                                       ------------
                                                                                              8,081
                                                                                       ------------
            PUBLISHING (0.1%)
      195   American Media, Inc. (c)                           9.00      5/01/2013              157
    2,000   McClatchy Co.                                     11.50      2/15/2017            2,110
                                                                                       ------------
                                                                                              2,267
                                                                                       ------------
            RESTAURANTS (0.5%)
    3,000   Dineequity, Inc.                                   9.50     10/30/2018            3,323
    5,000   NPC International, Inc. (c)                       10.50      1/15/2020            5,487
                                                                                       ------------
                                                                                              8,810
                                                                                       ------------
            TIRES & RUBBER (0.3%)
    5,000   Goodyear Tire & Rubber Co.                         7.00      5/15/2022            4,963
                                                                                       ------------
            Total Consumer Discretionary                                                    165,973
                                                                                       ------------

            CONSUMER STAPLES (1.1%)
            -----------------------
            DRUG RETAIL (0.1%)
    2,000   Rite Aid Corp.                                     9.75      6/12/2016            2,235
                                                                                       ------------
            FOOD DISTRIBUTORS (0.3%)
    5,000   U.S. Foodservice (c)                               8.50      6/30/2019            5,150
                                                                                       ------------
            FOOD RETAIL (0.1%)
      910   Albertsons, Inc.                                   8.70      5/01/2030              778
    1,000   American Stores Co.                                8.00      6/01/2026              849
                                                                                       ------------
                                                                                              1,627
                                                                                       ------------
            HOUSEHOLD PRODUCTS (0.2%)
      500   Spectrum Brands Holdings, Inc. (c)                 9.50      6/15/2018              567
    2,000   Spectrum Brands, Inc.                              9.50      6/15/2018            2,270
                                                                                       ------------
                                                                                              2,837
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.4%)
    1,300   Dean Foods Co.                                     9.75     12/15/2018            1,453
    4,000   Reddy Ice Corp. (e)                               11.25      3/15/2015            3,880
    2,175   Reddy Ice Holdings, Inc., acquired 11/15/2005 -
              1/07/2010; cost $1,880(f),(g)                   10.63(h)  11/01/2012            1,577
                                                                                       ------------
                                                                                              6,910
                                                                                       ------------
            Total Consumer Staples                                                           18,759
                                                                                       ------------
            ENERGY (12.9%)
            --------------
            COAL & CONSUMABLE FUELS (0.5%)
    1,000   Arch Coal, Inc.                                    7.25     10/01/2020              898
    1,500   CONSOL Energy, Inc.                                8.00      4/01/2017            1,590
    1,000   CONSOL Energy, Inc.                                8.25      4/01/2020            1,060
    3,000   James River Coal Co.                               7.88      4/01/2019            1,965

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,500   Murray Energy Corp. (c)                           10.25%    10/15/2015     $      1,432
    2,000   Peabody Energy Corp.                               7.88     11/01/2026            2,090
                                                                                       ------------
                                                                                              9,035
                                                                                       ------------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,000   Basic Energy Services                              7.75      2/15/2019            5,125
    5,000   Global Geophysical Services, Inc.                 10.50      5/01/2017            5,000
      868   Helix Energy Solutions Group, Inc. (c)             9.50      1/15/2016              919
                                                                                       ------------
                                                                                             11,044
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (5.2%)
    5,000   Alta Mesa Holdings, LP                             9.63     10/15/2018            5,031
    9,500   Bill Barrett Corp.                                 7.00     10/15/2022            9,167
    7,000   Carrizo Oil & Gas, Inc.                            8.63     10/15/2018            7,490
    5,000   Chaparral Energy, Inc.                             8.25      9/01/2021            5,325
    5,000   Chesapeake Energy Corp.                            6.78      3/15/2019            4,888
    5,000   Comstock Resources, Inc.                           7.75      4/01/2019            4,631
    5,000   EV Energy Partners, LP                             8.00      4/15/2019            5,113
    5,000   Everest Acquisition, LLC (c)                       9.38      5/01/2020            5,325
    4,964   GMX Resources, Inc.                               11.00     12/01/2017            4,244
    4,750   NFR Energy, LLC (c)                                9.75      2/15/2017            4,109
    3,500   NFR Energy, LLC/Financial Corp. (c)                9.75      2/15/2017            3,028
    5,000   Penn Virginia Corp.                                7.25      4/15/2019            4,100
   10,000   Quicksilver Resources, Inc.                        7.13      4/01/2016            9,175
    5,000   Samson Investment Co. (c)                          9.75      2/15/2020            5,237
    6,000   Sandridge Energy, Inc.                             7.50      3/15/2021            6,105
    5,000   Venoco, Inc.                                       8.88      2/15/2019            4,650
                                                                                       ------------
                                                                                             87,618
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (6.5%)
    3,000   Atlas Pipeline, LP (c)                             8.75      6/15/2018            3,240
    5,000   Copano Energy, LLC                                 7.13      4/01/2021            5,300
    5,061   El Paso Corp.                                      7.80      8/01/2031            5,797
   11,400   Enbridge Energy Partners, LP (i)                   8.05     10/01/2037           12,484
    2,500   Energy Transfer Equity, LP                         7.50     10/15/2020            2,790
   12,250   Enterprise Products Operating, LP                  7.00      6/01/2067           12,341
    9,000   Enterprise Products Operating, LP                  7.03      1/15/2068            9,664
    1,000   Genesis Energy, LP                                 7.88     12/15/2018            1,035
    4,000   Genesis Energy, LP (c)                             7.88     12/15/2018            4,120
    5,000   MarkWest Energy Partners, LP                       6.50      8/15/2021            5,325
   10,000   NGPL PipeCo, LLC (c)                               6.51     12/15/2012            9,966
   10,000   NGPL PipeCo, LLC                                   7.12     12/15/2017            9,681
    5,000   NGPL PipeCo, LLC (c)                               7.77     12/15/2037            4,512
    2,000   Sabine Pass LNG, LP                                7.25     11/30/2013            2,105
    2,000   Sabine Pass LNG, LP                                7.50     11/30/2016            2,145
   17,000   Southern Union Co. (i)                             3.56(d)  11/01/2066           14,429
    1,000   Targa Resources Partners, LP                       7.88     10/15/2018            1,081
    3,000   Targa Resources Partners, LP (c)                   6.88      2/01/2021            3,150
    1,000   Teekay Corp.                                       8.50      1/15/2020            1,045
                                                                                       ------------
                                                                                            110,210
                                                                                       ------------
            Total Energy                                                                    217,907
                                                                                       ------------

            FINANCIALS (17.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   Nuveen Investments, Inc.                          10.50     11/15/2015            2,080
                                                                                       ------------
            CONSUMER FINANCE (2.2%)
    7,000   Ally Financial, Inc.                               5.50      2/15/2017            7,140
    5,000   Ally Financial, Inc.                               6.25     12/01/2017            5,288
    4,000   American Express Co.                               6.80      9/01/2066            4,101
    8,000   Capital One Financial Corp.                        7.69      8/15/2036            8,100
    6,000   Credit Acceptance Corp.                            9.13      2/01/2017            6,577

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   5,000   Ford Motor Credit Co., LLC                         5.75%      2/01/2021    $      5,625
                                                                                       ------------
                                                                                             36,831
                                                                                       ------------
            DIVERSIFIED BANKS (0.3%)
    6,300   USB Realty Corp. (c)                               1.61(d)            -(k)        4,718
                                                                                       ------------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    1,000   Lehman Brothers Holdings, Inc. (e)                 5.75       4/25/2011             248
    1,500   Lehman Brothers Treasury Co. B.V. (e)              6.88       5/02/2018             371
                                                                                       ------------
                                                                                                619
                                                                                       ------------
            LIFE & HEALTH INSURANCE (2.8%)
    1,000   Americo Life, Inc. (c)                             7.88       5/01/2013           1,045
    3,000   Forethought Financial Group (c)                    8.63       4/15/2021           3,073
    2,000   Great-West Life & Annuity Insurance Co. (c)        7.15       5/16/2046           2,010
   22,000   Lincoln National Corp.                             7.00       5/17/2066          21,560
    2,000   MetLife, Inc.                                     10.75       8/01/2039           2,790
   18,000   StanCorp Financial Group, Inc.                     6.90       6/01/2067          16,920
                                                                                       ------------
                                                                                             47,398
                                                                                       ------------
            MULTI-LINE INSURANCE (2.5%)
   21,299   Genworth Financial, Inc.                           6.15      11/15/2066          13,126
   20,000   Glen Meadow (c)                                    6.51       2/12/2067          15,400
   15,000   Nationwide Mutual Insurance Co. (c)                5.81      12/15/2024          13,749
                                                                                       ------------
                                                                                             42,275
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
    9,000   ABN AMRO North America Holding Co. (c)             6.47               -(k)        8,100
    5,000   BankAmerica Institutional Capital (c)              8.07      12/31/2026           5,075
    5,000   Citigroup Capital XXI                              8.30      12/21/2057           5,100
    4,000   General Electric Capital Trust I                   6.38      11/15/2067           4,100
   12,034   ILFC E-Capital Trust I (c)                         5.03(d)   12/21/2065           8,485
   16,362   ILFC E-Capital Trust II (c)                        6.25      12/21/2065          12,190
    5,000   International Lease Finance Corp.                  8.63       1/15/2022           5,719
    2,245   NB Capital Trust IV                                8.25       4/15/2027           2,284
                                                                                       ------------
                                                                                             51,053
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (2.0%)
    2,300   Assured Guaranty U.S. Holdings, Inc.               6.40      12/15/2066           1,782
    1,000   Financial Security Assurance Holdings Ltd. (c)     6.40      12/15/2066             720
    3,780   Hanover Insurance Group, Inc.                      8.21       2/03/2027           3,830
    5,400   Ironshore Holdings, Inc. (c)                       8.50       5/15/2020           5,969
    1,500   Kingsway America, Inc.                             7.50       2/01/2014           1,335
    6,000   Liberty Mutual Group, Inc. (c)                     7.00       3/15/2037           5,430
   14,000   PXRE Capital Trust I                               8.85       2/01/2027          12,775
    2,000   Zenith National Insurance Corp.                    8.55       8/01/2028           2,020
                                                                                       ------------
                                                                                             33,861
                                                                                       ------------
            REGIONAL BANKS (2.8%)
    1,000   AmSouth Bancorp.                                   6.75      11/01/2025           1,000
   16,610   Fifth Third Capital Trust IV                       6.50       4/15/2037          16,527
    1,500   First Empire Capital Trust I                       8.23       2/01/2027           1,552
    3,000   First Niagara Financial Group, Inc.                7.25      12/15/2021           3,308
    2,500   Huntington Capital III                             6.65       5/15/2037           2,462
   10,409   Regions Bank                                       6.45       6/26/2037          10,305
    1,790   Regions Financial Corp.                            7.38      12/10/2037           1,772
    4,500   Susquehanna Capital II                            11.00       3/23/2040           4,821
    5,450   Webster Capital Trust IV                           7.65       6/15/2037           5,455
                                                                                       ------------
                                                                                             47,202
                                                                                       ------------
            REINSURANCE (0.1%)
    2,000   Max USA Holdings Ltd. (c),(i)                      7.20       4/14/2017           2,094
                                                                                       ------------
            REITs - MORTGAGE (0.1%)
    1,850   Walter Investment Management Corp. (a)             7.75       6/30/2016           1,861
                                                                                       ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.8%)
$   7,000   New Plan Excel Realty Trust, Inc.                  5.13%     9/15/2012     $      7,017
    3,000   New Plan Excel Realty Trust, Inc.                  5.30      1/15/2015            2,715
    2,675   New Plan Excel Realty Trust, Inc.                  5.25      9/15/2015            2,414
    1,550   New Plan Excel Realty Trust, Inc.                  7.50      7/30/2029              946
                                                                                       ------------
                                                                                             13,092
                                                                                       ------------
            REITs - SPECIALIZED (0.4%)
    5,000   Aviv Healthcare Properties, LP                     7.75      2/15/2019            5,175
    1,000   Sabra Health Care                                  8.13     11/01/2018            1,069
                                                                                       ------------
                                                                                              6,244
                                                                                       ------------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    1,000   Provident Funding Associations, LP (c)            10.25      4/15/2017            1,033
                                                                                       ------------
            Total Financials                                                                290,361
                                                                                       ------------

            HEALTH CARE (3.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
    1,500   Accellent, Inc.                                    8.38      2/01/2017            1,515
    1,500   Accellent, Inc.                                   10.00     11/01/2017            1,241
    1,995   Kinetic Concepts, Inc. (a)                         7.00      5/04/2018            2,040
    2,500   Universal Hospital Services, Inc.                  4.12 (d)  6/01/2015            2,394
                                                                                       ------------
                                                                                              7,190
                                                                                       ------------
            HEALTH CARE FACILITIES (1.7%)
   10,000   HCA Holdings, Inc.                                 7.75      5/15/2021           10,450
    5,000   IASIS Healthcare, LLC                              8.38      5/15/2019            4,925
    2,000   Kindred Healthcare, Inc.                           8.25      6/01/2019            1,765
    5,085   Select Medical Corp.                               7.63      2/01/2015            5,151
    5,000   Tenet Healthcare Corp.                             8.00      8/01/2020            5,225
      500   USPI Finance Corp. (c)                             9.00      4/01/2020              529
                                                                                       ------------
                                                                                             28,045
                                                                                       ------------
            HEALTH CARE SERVICES (0.8%)
    2,958   Alliance HealthCare Services, Inc. (a)             7.25      6/01/2016            2,832
    2,000   Alliance HealthCare Services, Inc.                 8.00     12/01/2016            1,485
    2,500   ConvaTec Healthcare (c)                           10.50     12/15/2018            2,613
    5,000   Radiation Therapy Services, Inc.                   9.88      4/15/2017            4,050
    2,000   ResCare, Inc.                                     10.75      1/15/2019            2,235
                                                                                       ------------
                                                                                             13,215
                                                                                       ------------
            HEALTH CARE SUPPLIES (0.5%)
    4,000   DJO Finance, LLC (a)                               6.25      9/15/2017            4,016
    1,000   DJO Finance, LLC                                  10.88     11/15/2014            1,025
    1,000   DJO Finance, LLC                                   9.75     10/15/2017              750
    3,000   DJO Finance, LLC                                   7.75      4/15/2018            2,445
                                                                                       ------------
                                                                                              8,236
                                                                                       ------------
            Total Health Care                                                                56,686
                                                                                       ------------
            INDUSTRIALS (6.0%)
            ------------------
            AEROSPACE & DEFENSE (1.0%)
   21,000   Textron Financial Corp. (c)                        6.00      2/15/2067           16,065
                                                                                       ------------
            AIRLINES (1.9%)
    1,111   America West Airlines, Inc. Pass-Through Trust     6.87      1/02/2017            1,111
      526   America West Airlines, Inc. Pass-Through Trust     7.12      1/02/2017              526
    7,443   American Airlines, Inc. Pass-Through Trust         7.00      1/31/2018            7,443
    1,941   American Airlines, Inc. Pass-Through Trust         8.63     10/15/2021            2,050
    2,000   Continental Airlines, Inc. "B" Pass-Through Trust  6.25      4/11/2020            2,042
    5,409   United Air Lines, Inc. Pass-Through Trust (c)     12.00      1/15/2016            5,923
    7,914   US Airways Group, Inc. Pass-Through Trust          8.50      4/22/2017            8,033
    2,952   US Airways Group, Inc. Pass-Through Trust          9.75     10/22/2018            3,085

================================================================================

5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,082   US Airways Group, Inc. Pass-Through Trust
              (INS)                                            7.08%     3/20/2021     $      2,093
                                                                                       ------------
                                                                                             32,306
                                                                                       ------------
            BUILDING PRODUCTS (0.3%)
    5,000   USG Corp. (c)                                      8.38     10/15/2018            5,237
                                                                                       ------------
            COMMERCIAL PRINTING (0.7%)
    2,000   Cenveo Corp.                                       8.88      2/01/2018            1,840
    2,000   Harland Clarke Holdings Corp.                      6.00(d)   5/15/2015            1,655
    8,000   R.R. Donnelley & Sons Co.                          8.25      3/15/2019            7,960
                                                                                       ------------
                                                                                             11,455
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    5,000   ArvinMeritor, Inc.                                 8.13      9/15/2015            5,325
                                                                                       ------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,000   International Wire Group, Inc. (c)                 9.75      4/15/2015            1,050
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.1%)
     900    Tomkins, LLC                                       9.00     10/01/2018            1,006
                                                                                       ------------
            INDUSTRIAL MACHINERY (0.6%)
    5,000   Dynacast International, LLC (c)                    9.25      7/15/2019            5,225
      500   Mueller Water Products, Inc.                       7.38      6/01/2017              503
    1,500   Mueller Water Products, Inc.                       8.75      9/01/2020            1,702
    3,000   Thermadyne Holdings Corp.                          9.00     12/15/2017            3,075
                                                                                       ------------
                                                                                             10,505
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    1,000   Washington Mutual Bank (e)                         5.55      6/16/2030              313
                                                                                       ------------
            RAILROADS (0.5%)
    4,135   Florida East Coast Railway Corp.                   8.13      2/01/2017            4,264
      186   RailAmerica, Inc.                                  9.25      7/01/2017              196
    4,379   Southern Capital Corp. (c)                         5.70      6/30/2022            4,553
                                                                                       ------------
                                                                                              9,013
                                                                                       ------------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    3,500   UR Financing Escrow Corp. (c)                      7.38      5/15/2020            3,684
                                                                                       ------------
            TRUCKING (0.3%)
    5,000   Avis Budget Car Rental, LLC                        9.63      3/15/2018            5,462
                                                                                       ------------
            Total Industrials                                                               101,421
                                                                                       ------------

            INFORMATION TECHNOLOGY (3.2%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
    3,500   Avaya, Inc.                                       10.13     11/01/2015            3,491
    3,500   Avaya, Inc. (c)                                    7.00      4/01/2019            3,513
                                                                                       ------------
                                                                                              7,004
                                                                                       ------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    4,750   First Data Corp. (c)                               7.38      6/15/2019            4,904
    6,797   First Data Corp.                                  12.63      1/15/2021            6,848
    2,250   Interactive Data Corp.                            10.25      8/01/2018            2,554
    4,000   SunGard Data Systems, Inc.                        10.25      8/15/2015            4,170
    5,000   SunGard Data Systems, Inc.                         7.38     11/15/2018            5,363
                                                                                       ------------
                                                                                             23,839
                                                                                       ------------
            SEMICONDUCTOR EQUIPMENT (0.2%)
    4,000   MEMC Electronic Materials, Inc.                    7.75      4/01/2019            3,210
                                                                                       ------------
            SEMICONDUCTORS (0.6%)
    4,000   Advanced Micro Devices                             8.13     12/15/2017            4,410
    3,000   Freescale Semiconductor, Inc. (c)                  9.25      4/15/2018            3,307

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,170   Freescale Semiconductor, Inc.                     10.75%     8/01/2020     $      2,420
                                                                                       ------------
                                                                                             10,137
                                                                                       ------------
            SYSTEMS SOFTWARE (0.3%)
    5,000   Sophia, LP                                         9.75      1/15/2019            5,388
                                                                                       ------------
            TECHNOLOGY DISTRIBUTORS (0.3%)
    3,990   CDW, LLC                                           8.50      4/01/2019            4,289
                                                                                       ------------
            Total Information Technology                                                     53,867
                                                                                       ------------
            MATERIALS (4.6%)
            ----------------
            ALUMINUM (0.2%)
    4,000   Aleris International, Inc.                         7.63      2/15/2018            4,200
                                                                                       ------------
            COMMODITY CHEMICALS (0.3%)
    5,000   Hexion U.S. Finance Corp.                          8.88      2/01/2018            5,250
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.1%)
    2,000   Thompson Creek Metals Co., Inc.                    7.38      6/01/2018            1,720
                                                                                       ------------
            METAL & GLASS CONTAINERS (1.6%)
    2,500   Berry Plastics Corp.                               9.75      1/15/2021            2,744
    8,500   Reynolds Group Holdings Ltd. (c)                   7.88      8/15/2019            9,222
    2,000   Reynolds Group Holdings Ltd. (c)                   9.88      8/15/2019            2,090
    4,000   Reynolds Group Holdings Ltd. (c)                   9.88      8/15/2019            4,180
    7,874   Reynolds Group Holdings, Inc. (a)                  6.50      8/09/2018            7,999
                                                                                       ------------
                                                                                             26,235
                                                                                       ------------
            PAPER PACKAGING (0.8%)
    3,000   Longview Fibre Paper & Packaging, Inc. (c)         8.00      6/01/2016            3,053
    3,265   Packaging Dynamics Corp. (c)                       8.75      2/01/2016            3,428
    7,000   Sealed Air Corp. (c)                               6.88      7/15/2033            6,792
                                                                                       ------------
                                                                                             13,273
                                                                                       ------------
            PAPER PRODUCTS (0.2%)
    7,000   Verso Paper Holdings, LLC                          8.75      2/01/2019            3,500
                                                                                       ------------
            SPECIALTY CHEMICALS (0.3%)
    5,000   Momentive Performance Materials, Inc.              9.00      1/15/2021            4,375
                                                                                       ------------
            STEEL (1.1%)
    7,000   Atkore International, Inc. (c)                     9.88      1/01/2018            7,192
    2,000   Edgen Murray Corp.                                12.25      1/15/2015            2,140
    7,000   JMC Steel Group (c)                                8.25      3/15/2018            7,280
    1,250   Metals USA, Inc.                                  11.13     12/01/2015            1,308
    1,000   Severstal Columbus Escrow, LLC                    10.25      2/15/2018            1,075
                                                                                       ------------
                                                                                             18,995
                                                                                       ------------
            Total Materials                                                                  77,548
                                                                                       ------------

            TELECOMMUNICATION SERVICES (6.1%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.7%)
   11,000   Level 3 Escrow, Inc. (c)                           8.13      7/01/2019           11,357
                                                                                       ------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
    3,000   Cincinnati Bell, Inc.                              8.25     10/15/2017            3,120
      500   Cincinnati Bell, Inc.                              8.75      3/15/2018              470
   14,000   Citizens Communications Co.                        9.00      8/15/2031           13,492
    5,002   Frontier Communications Corp.                      8.75      4/15/2022            5,265
    3,000   GCI, Inc.                                          8.63     11/15/2019            3,319
    5,000   Sable Holdings Ltd. (c)                            8.75      2/01/2020            5,354
   10,000   Windstream Corp. (c)                               7.50      6/01/2022           10,600
                                                                                       ------------
                                                                                             41,620
                                                                                       ------------
            WIRELESS TELECOMMUNICATION SERVICES (2.9%)
    6,250   Clearwire Communications, LLC (c)                 12.00     12/01/2015            5,781

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,000   Clearwire Communications, LLC (c)                 12.00%    12/01/2015     $      1,855
    1,000   Clearwire Communications, LLC (c)                 14.75     12/01/2016              990
    4,000   Clearwire Communications, LLC (c)                 12.00     12/01/2017            2,960
    5,000   Cricket Communications, Inc.                       7.75     10/15/2020            4,713
    5,000   MetroPCS Communications, Inc.                      6.63     11/15/2020            4,875
   21,000   Nextel Communications, Inc.                        7.38      8/01/2015           20,475
    2,000   NII Capital Corp.                                  8.88     12/15/2019            2,040
    4,000   NII Capital Corp.                                  7.63      4/01/2021            3,750
    2,000   Sprint Nextel Corp.                                8.38      8/15/2017            1,940
                                                                                       ------------
                                                                                             49,379
                                                                                       ------------
            Total Telecommunication Services                                                102,356
                                                                                       ------------
            UTILITIES (5.5%)
            ----------------
            ELECTRIC UTILITIES (2.5%)
      439   FPL Energy National Wind Portfolio, LLC (c)        6.13      3/25/2019              437
      340   FPL Energy Wind Funding, LLC (c)                   6.88      6/27/2017              313
    2,000   FPL Group Capital, Inc.                            7.30      9/01/2067            2,148
    3,000   Otter Tail Corp.                                   9.00     12/15/2016            3,266
   22,630   PPL Capital Funding, Inc.                          6.70      3/30/2067           22,427
    4,000   Texas Competitive Electric Holdings Co., LLC      10.25     11/01/2015              860
   19,960   Texas Competitive Electric Holdings Co., LLC
              (a)                                              4.74     10/10/2017           11,048
    3,000   Texas Competitive Electric Holdings Co., LLC
              (c)                                             11.50     10/01/2020            1,905
                                                                                       ------------
                                                                                             42,404
                                                                                       ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.7%)
    7,000   AES Corp. (c)                                      7.38      7/01/2021            7,822
    1,000   Calpine Construction Finance Co., LP (c)           7.50      2/15/2021            1,078
    6,000   Calpine Corp. (c)                                  7.88      1/15/2023            6,510
   15,000   Genon Energy, Inc.                                 9.88     10/15/2020           13,987
                                                                                       ------------
                                                                                             29,397
                                                                                       ------------
            MULTI-UTILITIES (1.3%)
    9,790   Integrys Energy Group, Inc.                        6.11     12/01/2066            9,837
   11,025   Puget Sound Energy, Inc.                           6.97      6/01/2067           11,404
                                                                                       ------------
                                                                                             21,241
                                                                                       ------------
            Total Utilities                                                                  93,042
                                                                                       ------------
            Total Corporate Obligations (cost: $1,142,576)                                1,177,920
                                                                                       ------------
            EURODOLLAR AND YANKEE OBLIGATIONS (10.7%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            CABLE & SATELLITE (0.3%)
    5,000   Nara Cable Funding Ltd. (c)                        8.88     12/01/2018            4,575
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
    5,301   NCL Corp. Ltd.                                     9.50     11/15/2018            5,778
                                                                                       ------------
            Total Consumer Discretionary                                                     10,353
                                                                                       ------------

            CONSUMER STAPLES (0.6%)
            -----------------------
            PACKAGED FOODS & MEAT (0.6%)
    8,300   JBS S.A.                                          10.50      8/04/2016            9,254
                                                                                       ------------

            ENERGY (0.6%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000   Expro Finance Luxembourg SCA                       8.50     12/15/2016            1,950
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000   OGX Petroleo e Gas Participacoes S.A. (c)          8.38      4/01/2022            5,126
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
$   3,000   Niska Gas Storage                                  8.88%     3/15/2018     $      2,837
                                                                                       ------------
            Total Energy                                                                      9,913
                                                                                       ------------

            FINANCIALS (3.3%)
            -----------------
            DIVERSIFIED BANKS (0.4%)
    1,000   Barclays Bank plc (c)                              5.93              -(k)           915
    5,500   BayernLB Capital Trust l                           6.20              -(k)         2,162
    5,000   Royal Bank of Scotland Group plc                   7.64              -(k)         3,387
                                                                                       ------------
                                                                                              6,464
                                                                                       ------------
            MULTI-LINE INSURANCE (1.4%)
    5,000   AXA S.A. (c)                                       6.46              -(k)         4,112
   12,420   Oil Insurance Ltd. (c)                             3.45(d)           -(k)        11,947
    8,272   ZFS Finance USA Trust II (c)                       6.45     12/15/2065            8,148
                                                                                       ------------
                                                                                             24,207
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    2,000   ING Capital Funding Trust III                      4.07(d)           -(k)         1,649
    6,986   ING Groep N.V.                                     5.78              -(k)         6,008
                                                                                       ------------
                                                                                              7,657
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    3,000   Catlin Insurance Co. Ltd. (c)                      7.25              -(k)         2,663
   11,500   QBE Capital Funding III, LP (c)                    7.25      5/24/2041           10,539
    4,000   XL Capital Ltd.                                    6.50              -(k)         3,350
                                                                                       ------------
                                                                                             16,552
                                                                                       ------------
            REGIONAL BANKS (0.0%)
    2,000   Glitnir Banki hf, acquired 1/25/2008; cost
              $1,830(c),(e),(f)                                4.75      10/15/2012             530
    1,000   Kaupthing Bank hf, acquired 1/25/2008; cost
              $888(c),(e),(f)                                  5.75      10/04/2012             260
                                                                                       ------------
                                                                                                790
                                                                                       ------------
            Total Financials                                                                 55,670
                                                                                       ------------

            HEALTH CARE (0.4%)
            ------------------
            BIOTECHNOLOGY (0.1%)
    2,000   Grifols, Inc.                                      8.25      2/01/2018            2,155
                                                                                       ------------
            PHARMACEUTICALS (0.3%)
    5,000   Valeant Pharmaceuticals International, Inc. (c)    6.75      8/15/2021            4,888
                                                                                       ------------
            Total Health Care                                                                 7,043
                                                                                       ------------

            INDUSTRIALS (0.3%)
            ------------------
            MARINE (0.3%)
    5,000   Navios Maritime Holdings, Inc.                     8.13      2/15/2019            4,475
    1,000   Stena AB                                           7.00     12/01/2016            1,004
                                                                                       ------------
                                                                                              5,479
                                                                                       ------------
            Total Industrials                                                                 5,479
                                                                                       ------------

            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
    2,000   MMI International Ltd. (c)                         8.00      3/01/2017            2,075
                                                                                       ------------
            SEMICONDUCTORS (0.5%)
    7,500   NXP BV/NXP Funding, LLC (c)                        9.75      8/01/2018            8,606
                                                                                       ------------
            Total Information Technology                                                     10,681
                                                                                       ------------

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MATERIALS (3.3%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
$   3,000   CEMEX Finance, LLC (c)                             9.50%    12/14/2016     $      2,975
    1,000   CEMEX, S.A. de C.V. (c)                            9.00      1/11/2018              935
                                                                                       ------------
                                                                                              3,910
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.4%)
    1,000   INEOS Finance plc (c),(j)                          7.50      5/01/2020            1,033
    5,000   INEOS Group Holdings plc (c)                       8.50      2/15/2016            4,887
                                                                                       ------------
                                                                                              5,920
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Vedanta Resources plc (c)                          8.25      6/07/2021            4,737
                                                                                       ------------
            METAL & GLASS CONTAINERS (0.6%)
    5,000   Ardagh Packaging Finance plc (c)                   7.38     10/15/2017            5,437
    4,000   Ardagh Packaging Finance plc (c)                   9.13     10/15/2020            4,350
                                                                                       ------------
                                                                                              9,787
                                                                                       ------------
            PAPER PACKAGING (0.5%)
    3,000   JSG Funding plc                                    7.75      4/01/2015            3,045
    6,200   Smurfit Capital                                    7.50     11/20/2025            6,153
                                                                                       ------------
                                                                                              9,198
                                                                                       ------------
            PAPER PRODUCTS (1.0%)
    5,725   Mercer International, Inc.                         9.50     12/01/2017            5,961
    1,815   Sappi Papier Holding AG (c)                        7.50      6/15/2032            1,502
    9,000   Sappi Papier Holding GmbH (c)                      6.63      4/15/2021            8,595
                                                                                       ------------
                                                                                             16,058
                                                                                       ------------
            STEEL (0.3%)
    5,000   FMG Resources (August 2006) Pty Ltd. (c)           6.88      4/01/2022            5,087
                                                                                       ------------
            Total Materials                                                                  54,697
                                                                                       ------------
            MUNICIPAL BONDS (0.2%)
            ----------------------
            EDUCATION (0.2%)
    3,000   Nord Anglia Education Ltd. (c)                    10.25       4/01/2017           3,113
                                                                                       ------------

            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    5,000   Intelsat Bermuda Ltd.                             11.25       6/15/2016           5,269
    3,000   Intelsat Jackson Holdings Ltd. (a)                 3.24(d)    2/03/2014           2,972
    5,000   Intelsat Jackson Holdings Ltd.                     7.25       4/01/2019           5,250
                                                                                       ------------
                                                                                             13,491
                                                                                       ------------
            Total Telecommunication Services                                                 13,491
                                                                                       ------------
            Total Eurodollar and Yankee Obligations (cost: $173,595)                        179,694
                                                                                       ------------

            ASSET-BACKED SECURITIES (0.0%)

            FINANCIALS (0.0%)
            -----------------
            ASSET-BACKED FINANCING (0.0%)
      333   Bear Stearns Second Lien Trust                     0.68       8/25/2037             256
      827   Countrywide Home Equity Loan Trust                 0.48      12/15/2035             412
                                                                                       ------------
                                                                                                668
                                                                                       ------------
            Total Financials                                                                    668
                                                                                       ------------
            Total Asset-Backed Securities (cost: $750)                                          668
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)       SECURITY                                            RATE       MATURITY           (000)
---------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (3.8%)

            FINANCIALS (3.8%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.8%)
$   2,444   Banc of America Commercial Mortgage, Inc. (c)      5.23%     12/10/2042    $      2,034
    4,060   Banc of America Commercial Mortgage, Inc.          5.77       5/10/2045           3,851
        6   Banc of America Commercial Mortgage, Inc. (c)      5.46       9/10/2047               7
      512   Banc of America Commercial Mortgage, Inc. (c)      6.14       9/10/2047             517
    3,000   Banc of America Commercial Mortgage, Inc.          6.20       2/10/2051           2,418
    4,000   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.21       2/11/2041           3,663
    5,000   Citigroup Commercial Mortgage Trust                5.40       7/15/2044           4,939
    1,000   Credit Suisse First Boston Mortgage Securities
              Corp. (c)                                        5.78      12/15/2035             983
    3,213   Credit Suisse First Boston Mortgage Securities
              Corp. (c)                                        5.02       1/15/2037           3,122
    4,110   GE Capital Commercial Mortgage Corp.               5.33       3/10/2044           3,759
    5,000   GE Capital Commercial Mortgage Corp.               5.61      12/10/2049           4,438
    1,000   GS Mortgage Securities Corp. II                    5.53       8/10/2038             959
    2,830   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.16       9/12/2037           2,140
    2,151   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.32       1/12/2043           2,164
    3,378   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.33      12/15/2044           3,112
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.48       5/15/2045           1,907
    3,750   Merrill Lynch Mortgage Trust                       5.10       7/12/2038           2,613
    5,000   Merrill Lynch Mortgage Trust                       5.67       5/12/2039           4,487
    5,000   Merrill Lynch Mortgage Trust                       5.05       8/12/2039           4,588
    1,755   Morgan Stanley Capital I, Inc.                     5.15       8/13/2042           1,553
    1,445   Morgan Stanley Capital I, Inc.                     5.17       8/13/2042           1,107
    3,000   Morgan Stanley Capital I, Inc.                     5.79       7/12/2044           3,062
    3,000   Wachovia Bank Commercial Mortgage Trust            5.36      12/15/2044           2,448
    5,000   Wachovia Bank Commercial Mortgage Trust            5.37      11/15/2048           4,057
                                                                                       ------------
                                                                                             63,928
                                                                                       ------------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      884   Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $43(f)                           1.85       5/17/2040              49
                                                                                       ------------
            Total Financials                                                                 63,977
                                                                                       ------------
            Total Commercial Mortgage Securities (cost: $62,493)                             63,977
                                                                                       ------------

            MUNICIPAL BONDS (0.2%)

            CASINOS & GAMING (0.2%)
    2,000   Mashantucket (Western) Pequot Tribe, acquired
              10/05/2009; cost $1,410(c),(e),(f)               5.91       9/01/2021             940
    1,515   Seneca Nation of Indians Capital Improvements
              Auth.                                            6.75      12/01/2013           1,503
                                                                                       ------------
                                                                                              2,443
                                                                                       ------------

            SPECIAL ASSESSMENT/TAX/FEE (0.0%)
      650   Erie County Tobacco Asset Securitization Corp.     6.00       3/31/2025             556
                                                                                       ------------
            Total Municipal Bonds (cost: $3,564)                                              2,999
                                                                                       ------------

================================================================================

11  | USAA High Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (3.6%)

            EXCHANGE-TRADED FUNDS (3.6%)
            ----------------------------
$     387   iShares iBoxx High Yield Corporate Bond Fund                               $     35,298
      645   SPDR Barclay Capital High Yield Bond Fund                                        25,616
                                                                                       ------------
            Total Exchange-Traded Funds                                                      60,914
                                                                                       ------------
            Total Exchange-Traded Funds (cost: $58,944)                                      60,914
                                                                                       ------------

            EQUITY SECURITIES (8.7%)

            COMMON STOCKS (5.5%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.1%)
   56,444   Lear Corp.                                                                        2,342
      427   MD Investors Corp.*(g)                                                                -
                                                                                       ------------
                                                                                              2,342
                                                                                       ------------
            CABLE & SATELLITE (0.6%)
   69,330   Charter Communications, Inc. "A"*                                                 4,192
  138,580   Comcast Corp. "A"                                                                 4,203
   13,121   Time Warner Cable, Inc.                                                           1,056
                                                                                       ------------
                                                                                              9,451
                                                                                       ------------
            CATALOG RETAIL (0.1%)
   10,874   Harry & David Holdings, Inc., acquired 9/13/2011;
              cost $2,528*(c),(f),(g)                                                         1,196
                                                                                       ------------
            DEPARTMENT STORES (0.2%)
   89,363   Macy's, Inc.                                                                      3,666
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.2%)
   54,685   Target Corp.                                                                      3,169
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.1%)
   24,195   Walt Disney Co.                                                                   1,043
                                                                                       ------------
            PUBLISHING (0.0%)
   50,096   American Media, Inc., acquired 12/22/2010; cost $969*(c),(f),(g)                    238
                                                                                       ------------
            Total Consumer Discretionary                                                     21,105
                                                                                       ------------

            CONSUMER STAPLES (0.4%)
            -----------------------
            DRUG RETAIL (0.2%)
   69,500   CVS Caremark Corp.                                                                3,101
                                                                                       ------------
            HOUSEHOLD PRODUCTS (0.2%)
   47,242   Kimberly-Clark Corp.                                                              3,707
                                                                                       ------------
            Total Consumer Staples                                                            6,808
                                                                                       ------------

            ENERGY (0.8%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
   37,302   Chevron Corp.                                                                     3,975
   47,063   Royal Dutch Shell plc "A" ADR                                                     3,367
                                                                                       ------------
                                                                                              7,342
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
   88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(f),(g)       $      1,146
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
  169,107   Energy Partners Ltd.*                                                             2,753
                                                                                       ------------
            OIL & GAS REFINING & MARKETING (0.0%)
   15,000   Valero Energy Corp.                                                                 370
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   77,935   Spectra Energy Corp.                                                              2,396
                                                                                       ------------
            Total Energy                                                                     14,007
                                                                                       ------------
            FINANCIALS (0.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
   64,582   MetLife, Inc.                                                                     2,327
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   67,332   JPMorgan Chase & Co.                                                              2,894
                                                                                       ------------
            REITs - OFFICE (0.0%)
   10,000   MPG Office Trust, Inc.*                                                              21
                                                                                       ------------
            REITs - SPECIALIZED (0.0%)
   10,000   Strategic Hotel Capital, Inc.*                                                       68
   10,951   Sunstone Hotel Investors, Inc.*                                                     112
                                                                                       ------------
                                                                                                180
                                                                                       ------------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  115,241   People's United Financial, Inc.                                                   1,422
                                                                                       ------------
            Total Financials                                                                  6,844
                                                                                       ------------

            HEALTH CARE (0.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
   21,330   C.R. Bard, Inc.                                                                   2,111
    3,407   Insight Health Services, Inc., acquired 6/01/2009;
              cost $756*(c),(f),(g)                                                              77
                                                                                       ------------
                                                                                              2,188
                                                                                       ------------
            PHARMACEUTICALS (0.5%)
   50,662   Johnson & Johnson                                                                 3,298
   50,900   Merck & Co., Inc.                                                                 1,997
   52,607   Novartis AG ADR                                                                   2,902
                                                                                       ------------
                                                                                              8,197
                                                                                       ------------
            Total Health Care                                                                10,385
                                                                                       ------------

            INDUSTRIALS (0.2%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
      518   Quad Graphics, Inc.                                                                   7
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.1%)
  120,000   General Electric Co.                                                              2,349
                                                                                       ------------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
   23,000   WESCO International, Inc.*                                                        1,527
                                                                                       ------------
            Total Industrials                                                                 3,883
                                                                                       ------------

            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   42,548   Automatic Data Processing, Inc.                                                   2,366
                                                                                       ------------
            IT CONSULTING & OTHER SERVICES (0.2%)
   12,307   International Business Machines Corp.                                             2,549
                                                                                       ------------

================================================================================

13  | USAA High Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (0.2%)
  115,450   Microsoft Corp.                                                            $      3,697
                                                                                       ------------
            Total Information Technology                                                      8,612
                                                                                       ------------

            MATERIALS (0.8%)
            ----------------
            CONSTRUCTION MATERIALS (0.0%)
     596    Panolam Holdings Co., acquired 1/20/2010; cost $315*(f),(g)                           -
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.1%)
   20,716   E.I. du Pont de Nemours & Co.                                                     1,108
                                                                                       ------------
            GOLD (0.2%)
   43,000   Barrick Gold Corp.                                                                1,739
   33,650   Newmont Mining Corp.                                                              1,603
                                                                                       ------------
                                                                                              3,342
                                                                                       ------------
            PAPER PRODUCTS (0.4%)
   54,650   Clearwater Paper Corp.*                                                           1,802
  128,600   International Paper Co.                                                           4,283
                                                                                       ------------
                                                                                              6,085
                                                                                       ------------
            SPECIALTY CHEMICALS (0.1%)
   60,988   LyondellBasell Industries N.V. "A"                                                2,548
                                                                                       ------------
            STEEL (0.0%)
   20,000   Worthington Industries, Inc.                                                        357
                                                                                       ------------
            Total Materials                                                                  13,440
                                                                                       ------------

            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  109,203   AT&T, Inc.                                                                        3,594
                                                                                       ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   40,677   Crown Castle International Corp.*                                                 2,302
   74,489   Vodafone Group plc ADR                                                            2,073
                                                                                       ------------
                                                                                              4,375
                                                                                       ------------
            Total Telecommunication Services                                                  7,969
                                                                                       ------------
            Total Common Stocks (cost: $82,791)                                              93,053
                                                                                       ------------

            PREFERRED SECURITIES (3.2%)

            CONSUMER STAPLES (0.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.7%)
  120,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
              perpetual(c)                                                                   11,936
                                                                                       ------------

            FINANCIALS (2.0%)
            -----------------
            CONSUMER FINANCE (0.4%)
    3,000   Ally Financial, Inc.                                                              2,546
  200,000   GMAC Capital Trust I, 8.13%, perpetual                                            4,790
                                                                                       ------------
                                                                                              7,336
                                                                                       ------------
            DIVERSIFIED BANKS (0.4%)
    8,000   US Bancorp, 7.19%, perpetual                                                      6,241
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                                       MARKET
$(000)/                                                                                       VALUE
SHARES      SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.2%)
  120,000   Delphi Financial Group, Inc., 7.38%, perpetual                             $      2,988
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   36,000   ING Groep N.V., 7.20%, perpetual                                                    846
   26,500   ING Groep N.V., 7.38%, perpetual                                                    635
   57,500   ING Groep N.V., 8.50%, perpetual                                                  1,459
                                                                                       ------------
                                                                                              2,940
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $2,000   Security Capital Assurance Ltd., 6.88%, perpetual(g)                                  -
                                                                                       ------------
            REINSURANCE (0.3%)
    3,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
              acquired 1/23/2007 - 3/02/2007; cost $3,109*(f),(g)                               750
   $5,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                           4,602
                                                                                       ------------
                                                                                              5,352
                                                                                       ------------
            REITs - OFFICE (0.4%)
  240,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              6,082
   20,000   MPG Office Trust, Inc., 7.63%, perpetual*                                           296
   20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable,
              perpetual*                                                                        506
                                                                                       ------------
                                                                                              6,884
                                                                                       ------------
            REITs - SPECIALIZED (0.1%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                            1,818
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual*                         502
                                                                                       ------------
                                                                                              2,320
                                                                                       ------------
            Total Financials                                                                 34,061
                                                                                       ------------

            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  200,000   Qwest Corp., 7.38%, cumulative                                                    5,216
                                                                                       ------------

            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
       27   Southern California Edison, Series D, 6.50%,
              cumulative redeemable, perpetual                                                2,832
                                                                                       ------------
            Total Preferred Securities (cost: $56,251)                                       54,045
                                                                                       ------------

            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            CABLE & SATELLITE (0.0%)
    5,016   Charter Communications Inc. "A"*                                                     94
                                                                                       ------------
            PUBLISHING (0.0%)
   12,745   Reader's Digest Association, Inc.*(g)                                                 -
                                                                                       ------------
            Total Consumer Discretionary                                                         94
                                                                                       ------------
            Total Warrants (cost: $28)                                                           94
                                                                                       ------------
            Total Equity Securities (cost: $139,070)                                        147,192
                                                                                       ------------

================================================================================

15  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)       SECURITY                                            RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.2%)

            COMMERCIAL PAPER (1.2%)

            UTILITIES (1.2%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
$  10,000   Virginia Electric & Power Co.                      0.37%     5/02/2012     $     10,000
                                                                                       ------------
            GAS UTILITIES (0.6%)
    9,197   AGL Capital Corp. (c),(l)                          0.35      5/01/2012            9,197
                                                                                       ------------
            Total Utilities                                                                  19,197
                                                                                       ------------
            Total Money Market Instruments (cost: $19,197)                                   19,197
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $1,600,189)                                       $  1,652,561
                                                                                       ============

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER           (LEVEL 3)
                                            MARKETS       SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                      ASSETS          INPUTS            INPUTS               TOTAL
--------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $          --    $ 1,176,343      $      1,577     $  1,177,920
  Eurodollar And Yankee Obligations                 --        179,694                --          179,694
  Asset-Backed Securities                           --            668                --              668
  Commercial Mortgage Securities                    --         63,977                --           63,977
  Municipal Bonds                                   --          2,999                --            2,999
  Exchange-Traded Funds                         60,914             --                --           60,914
Equity Securities:
  Common Stocks                                 90,396             --             2,657           93,053
  Preferred Securities                          12,100         41,195               750           54,045
  Warrants                                          94             --                --               94
Money Market Instruments:
  Commercial Paper                                  --         19,197                --           19,197
--------------------------------------------------------------------------------------------------------
Total                                    $     163,504    $ 1,484,073      $      4,984     $  1,652,561
--------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                               PREFERRED
                                                     CORPORATE OBLIGATIONS    COMMON STOCK    SECURITIES
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                           $250          $2,544            $-
Purchases                                                                -           2,528             -
Sales                                                                 (250)              -             -
Transfers into Level 3                                               2,181               -         1,650
Transfers out of Level 3                                                 -               -             -
Net realized gain (loss)                                                 -               -             -
Change in net unrealized appreciation/depreciation                    (604)         (2,415)         (900)
--------------------------------------------------------------------------------------------------------
BALANCE AS OF APRIL 30, 2012                                        $1,577          $2,657          $750
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, corporate obligation with a fair value of $2,181,000 and a preferred security with a fair value of $1,650,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, an adjustment to market closing price to reflect the pricing services not being readily available and adjustments using recent tender offers related to the security. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA High Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

18  | USAA High Income Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except all Exchange-Traded Funds, which are valued based on methods discussed in Note A1, and commercial paper, which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

19  | USAA High Income Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common stocks were received in exchange for notes and bonds held by the Fund. The fair value methods included using inputs such as estimated earnings per share, equity and valuation multipliers chosen in relation to similar issuers, recent tender offers related to the security, and other relevant information. The Fund also used inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of April 30, 2012, the Fund's outstanding when-issued commitments, including interest purchased, were $7,091,000. Also, included in this amount is $6,091,000, for securities which were sold prior to April 30, 2012.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

F. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $109,270,000 and $56,898,000, respectively, resulting in net unrealized appreciation of $52,372,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,686,429,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.0% of net assets at April 30, 2012.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment

================================================================================

21  | USAA High Income Fund

================================================================================

penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT     Real estate investment trust

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2012.
(e) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2012, was $6,763,000, which represented 0.4% of the Fund's net assets.
(g) Security was fair valued at April 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) At April 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(j) At April 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $7,208,000, of which $6,175,000 were sold prior to month end.
(k) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*    Non-income-producing security.

================================================================================

23  | USAA High Income Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.